Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Property, Plant and Equipment
14.	PROPERTY, PLANT AND EQUIPMENT
See accounting policy in Note 2.3.8.

	12.31.2023
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total

Cost
At December 31, 2022	10.2	655.8	88.4	724.3	42.7	11.9	4.5	115.0	615.6	18.5	709.4	51.5	3,047.8
Additions	—	2.8	—	29.9	1.1	0.2	—	2.8	13.4	0.6	106.9	81.0	238.7
Disposals	—	(1.3)	(0.4)	(29.0)	(4.0)	(1.4)	—	(16.8)	(5.4)	—	(21.0)	—	(79.3)
Reclassifications*	—	9.2	0.4	5.8	0.3	1.1	—	0.4	0.2	—	(15.6)	(17.4)	(15.6)
Translation adjustments	—	0.9	0.3	2.6	0.2	0.1	—	0.7	—	—	9.7	6.0	20.5

At December 31, 2023	10.2	667.4	88.7	733.6	40.3	11.9	4.5	102.1	623.8	19.1	789.4	121.1	3,212.1

Accumulated depreciation
At December 31, 2022	—	(196.8)	(36.6)	(396.4)	(29.2)	(9.5)	(4.3)	(106.6)	(389.4)	(18.5)	(211.3)	—	(1,398.6)
Depreciation	—	(18.9)	(2.8)	(25.0)	(2.6)	(0.5)	(0.2)	(3.1)	(21.9)	(0.6)	(16.0)	—	(91.6)
Disposals	—	0.8	0.1	19.6	3.7	1.4	—	15.9	5.3	—	8.7	—	55.5
Reclassifications*	—	—	—	—	—	—	—	—	—	—	0.3	—	0.3
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	(0.2)	(0.1)	(1.4)	(0.2)	(0.1)	—	0.1	—	—	(4.0)	—	(5.9)

At December 31, 2023	—	(216.2)	(39.4)	(403.2)	(28.3)	(8.7)	(4.5)	(93.7)	(406.0)	(19.1)	(222.3)	—	(1,441.4)

Net
At December 31, 2022	10.2	459.0	51.8	327.9	13.5	2.4	0.2	8.4	226.2	—	498.1	51.5	1,649.2
At December 31, 2023	10.2	451.2	49.3	330.4	12.0	3.2	—	8.4	217.8	—	567.1	121.1	1,770.7

	12.31.2022
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2021	10.2	656.9	88.4	727.8	46.5	12.0	23.7	116.4	672.2	18.5	712.5	35.2	3,120.3
Additions	—	1.2	—	23.3	1.5	0.4	—	3.3	7.2	—	70.1	29.2	136.2
Disposals	—	(4.2)	—	(19.9)	(5.0)	(0.4)	(19.2)	(3.7)	(56.2)	—	(31.0)	—	(139.6)
Reclassifications*	—	3.6	0.5	(2.1)	(0.1)	0.1	—	(0.6)	(7.4)	—	(27.2)	(11.7)	(44.9)
Translation adjustments	—	(1.7)	(0.5)	(4.8)	(0.2)	(0.2)	—	(0.4)	(0.2)	—	(15.0)	(1.2)	(24.2)

At December 31, 2022	10.2	655.8	88.4	724.3	42.7	11.9	4.5	115.0	615.6	18.5	709.4	51.5	3,047.8

Accumulated depreciation
At December 31, 2021	—	(183.2)	(34.8)	(394.0)	(30.1)	(9.5)	(22.9)	(107.7)	(416.5)	(18.5)	(215.5)	—	(1,432.7)
Depreciation	—	(18.4)	(2.6)	(26.2)	(3.2)	(0.5)	(0.1)	(3.3)	(23.4)	—	(13.9)	—	(91.6)
Disposals	—	2.4	—	14.5	3.7	0.3	18.7	3.3	42.9	—	11.3	—	97.1
Reclassifications*	—	3.0	0.7	5.5	0.2	—	—	0.7	7.5	—	0.3	—	17.9
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	0.5	0.1	3.8	0.2	0.2	—	0.4	0.1	—	6.5	—	11.8

At December 31, 2022	—	(196.8)	(36.6)	(396.4)	(29.2)	(9.5)	(4.3)	(106.6)	(389.4)	(18.5)	(211.3)	—	(1,398.6)

Net
At December 31, 2021	10.2	473.7	53.6	333.8	16.4	2.5	0.8	8.7	255.7	—	497.0	35.2	1,687.6
At December 31, 2022	10.2	459.0	51.8	327.9	13.5	2.4	0.2	8.4	226.2	—	498.1	51.5	1,649.2

	12.31.2021
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2020	11.0	716.9	93.6	881.0	49.0	12.3	23.7	121.1	655.6	18.4	737.5	65.4	3,385.5
Additions	—	0.6	—	13.1	0.6	0.3	—	0.9	5.2	0.1	62.4	18.5	101.7
Disposals	—	(14.9)	—	(14.2)	(2.7)	(0.4)	—	(3.2)	(0.4)	—	(35.9)	—	(71.7)
Impairment	—	—	—	12.4	—	—	—	—	1.4	—	—	—	13.8
Reclassifications*	—	21.2	0.5	6.0	0.5	0.1	—	0.7	10.4	—	(23.2)	(39.3)	(23.1)
Translation adjustments	—	(2.6)	(0.6)	(7.8)	(0.4)	(0.3)	—	(1.1)	—	—	(28.3)	(0.8)	(41.9)
Assets held for sale	(0.8)	(64.3)	(5.1)	(162.7)	(0.5)	—	—	(2.0)	—	—	—	(8.6)	(244.0)

At December 31, 2021	10.2	656.9	88.4	727.8	46.5	12.0	23.7	116.4	672.2	18.5	712.5	35.2	3,120.3

Accumulated depreciation
At December 31, 2020	—	(180.1)	(33.8)	(422.2)	(25.8)	(9.5)	(22.4)	(107.7)	(397.8)	(18.4)	(211.8)	—	(1,429.5)
Depreciation	—	(20.9)	(2.5)	(30.7)	(7.3)	(0.7)	(0.5)	(5.7)	(18.6)	(0.1)	(21.0)	—	(108.0)
Disposals	—	5.1	—	13.9	2.6	0.4	—	3.0	0.2	—	11.8	—	37.0
Impairment	—	—	—	(2.3)	—	—	—	—	(0.3)	—	—	—	(2.6)
Reclassifications*	—	—	—	—	—	—	—	—	—	—	1.1	—	1.1
Interest on capitalized assets	—	(1.1)	—	—	—	—	—	—	—	—	—	—	(1.1)
Translation adjustments	—	1.0	0.2	6.3	0.3	0.3	—	0.9	—	—	4.4	—	13.4
Assets held for sale	—	12.8	1.3	41.0	0.1	—	—	1.8	—	—	—	—	57.0

At December 31, 2021	—	(183.2)	(34.8)	(394.0)	(30.1)	(9.5)	(22.9)	(107.7)	(416.5)	(18.5)	(215.5)	—	(1,432.7)

Net
At December 31, 2020	11.0	536.8	59.8	458.8	23.2	2.8	1.3	13.4	257.8	—	525.7	65.4	1,956.0
At December 31, 2021	10.2	473.7	53.6	333.8	16.4	2.5	0.8	8.7	255.7	—	497.0	35.2	1,687.6

*	Non-cash transactions (reclassification between accounts within property, plant and equipment and inventories).